Schedule of Investments
March 31, 2025 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.95%

Computer Peripheral Equipment - 3.55%
Palo Alto Networks, Inc. (2)	3,272	558,334

Crude Petroleum & Natural Gas - 2.48%
EOG Resources, Inc.	3,040	389,850

Electronic Components, NEC - 3.31%
Vertiv Holdings Co.	7,212	520,706

Electronic Computers - 12.88%
Apple, Inc.	9,124	2,026,714

Finance Services - 4.63%
Apollo Global Management, Inc. Class A	5,319	728,384

Hospital & Medical Service Plans - 3.63%
UnitedHealth Group, Inc.	1,091	571,411

Measuring & Controlling Devices - 2.73%
Thermo Fisher Scientific, Inc.	865	430,424

Pharmaceutical Preparations - 11.79%
AbbVie, Inc.	2,306	483,153
Eli Lilly & Co.	1,278	1,055,513
Regeneron Pharmaceuticals, Inc. (2)	501	317,749

		1,856,415

Radio & TV Broadcasting & Communications Equipment - 2.95%
Qualcomm, Inc.	3,024	464,517

Retail-Building Materials, Hardware, Garden Supply - 4.02%
The Sherwin-Williams Co.	1,810	632,034

Retail-Catalog & Mail-Order Houses - 5.93%
Amazon.com, Inc. (2)	4,903	932,845

Retail-Variety Stores - 1.05%
Dollar Tree, Inc. (2)	2,208	165,755

Semiconductors & Related Devices - 2.78%
NVIDIA Corp.	4,044	438,289

Services-Business Services - 4.72%
Akamai Technologies, Inc. (2)	3,191	256,876
Mastercard, Inc. Class A	887	486,182

		743,058

Services-Computer Programming, Data Processing, Etc. - 13.32%
Alphabet, Inc. Class A	3,172	495,562
Alphabet, Inc. Class C	3,167	489,745
AppLovin Corp. (2)	4,192	1,110,754

		2,096,061

Services-Equipment Rental & Leasing - 5.82%
United Rentals, Inc.	1,462	916,235

Services-Prepackaged Software- 8.50%
Microsoft Corp.	2,213	830,738
Salesforce.com, Inc.	1,893	508,005

		1,338,744

Services-Video Tape Rental - 4.87%
Netflix, Inc. (2)	822	766,540

Total Common Stock	(Cost $ 5,495,885)	15,576,314

Money Market Registered Investment Companies - 1.19%

Federated Hermes Government Obligations Fund - Institutional Class - 4.185% (3)	187,431	187,431

Total Money Market Registered Investment Companies	(Cost $ 187,431)	187,431

Total Investments - 100.14%	(Cost $ 5,683,316)	15,763,746

Liabilities in Excess of Other Assets - (0.14%)		(22,939)

Total Net Assets - 100.00%		15,740,806

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$15,763,746	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$15,763,746	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.